UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01685

Name of Registrant:	Vanguard Morgan Growth Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2018—March 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2019 Vanguard Morgan™ Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•             Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Morgan Growth Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$983.12	$1.68
Admiral™ Shares	1,000.00	983.61	1.19
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,027.35	$1.72
Admiral Shares	1,000.00	1,027.84	1.21

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.34% for Investor Shares and 0.24% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Morgan Growth Fund

Sector Diversification

As of March 31, 2019

Communication Services	14.4%
Consumer Discretionary	17.2
Consumer Staples	4.4
Energy	0.6
Financials	4.9
Health Care	13.2
Industrials	9.1
Information Technology	33.8
Materials	0.7
Real Estate	1.4
Utilities	0.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Morgan Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (92.5%)[1]
Communication Services (13.6%)
*	Alphabet Inc. Class C	430,351	504,935
*	Netflix Inc.	1,078,336	384,491
*	Facebook Inc. Class A	2,231,861	372,029
*	Alphabet Inc. Class A	269,130	316,736
	Tencent Holdings Ltd.	4,682,137	215,321
	Activision Blizzard Inc.	1,424,179	64,843
	Match Group Inc.	401,321	22,719
*	Spotify Technology SA	146,278	20,303
*	Twitter Inc.	551,901	18,147
*	TripAdvisor Inc.	349,890	18,002
	Tencent Holdings Ltd. ADR	376,508	17,312
	Walt Disney Co.	129,422	14,370
*	Charter Communications Inc. Class A	34,075	11,821
	Sirius XM Holdings Inc.	2,069,970	11,737
*	IAC/InterActiveCorp	48,591	10,209
*	Eventbrite Inc. Class A	334,834	6,419
*	T-Mobile US Inc.	27,520	1,902
			2,011,296
Consumer Discretionary (16.4%)
*	Amazon.com Inc.	520,052	926,083
*	Alibaba Group Holding Ltd. ADR	1,442,865	263,251
	Home Depot Inc.	1,185,925	227,567
*	Tesla Inc.	701,523	196,328
	Kering SA	190,914	109,509
*	Wayfair Inc.	697,603	103,559
*	Booking Holdings Inc.	39,160	68,331
*	O’Reilly Automotive Inc.	130,425	50,644
*	GrubHub Inc.	708,827	49,242
	NIKE Inc. Class B	568,117	47,841
	Starbucks Corp.	605,541	45,016
*	Lululemon Athletica Inc.	262,710	43,050
	Ross Stores Inc.	439,268	40,896
	Hilton Worldwide Holdings Inc.	462,915	38,473
*	Chipotle Mexican Grill Inc. Class A	38,592	27,412
*	Roku Inc.	384,666	24,815
*	Chegg Inc.	619,564	23,618
*	Under Armour Inc. Class A	1,116,756	23,608
*	Stitch Fix Inc. Class A	755,767	21,335
	Nordstrom Inc.	373,731	16,586
	TJX Cos. Inc.	274,580	14,610
*	Urban Outfitters Inc.	484,271	14,354
*	AutoZone Inc.	10,991	11,256
	Yum! Brands Inc.	96,067	9,589
	Darden Restaurants Inc.	66,216	8,043
	Lear Corp.	51,406	6,976
*	Skechers U.S.A. Inc. Class A	175,809	5,909
	Lowe’s Cos. Inc.	19,986	2,188
	H&R Block Inc.	86,368	2,068
			2,422,157
Consumer Staples (3.9%)
	Costco Wholesale Corp.	840,467	203,511
	Estee Lauder Cos. Inc. Class A	802,466	132,848
	PepsiCo Inc.	508,226	62,283
*	Monster Beverage Corp.	1,081,600	59,034
	Constellation Brands Inc. Class A	252,087	44,198
	Coca-Cola Co.	434,752	20,372
*	Herbalife Nutrition Ltd.	320,147	16,965
	Lamb Weston Holdings Inc.	209,947	15,733
	Sysco Corp.	143,048	9,550
	Altria Group Inc.	151,437	8,697
			573,191
Energy (0.2%)
*	Chesapeake Energy Corp.	4,841,261	15,008
	Cabot Oil & Gas Corp.	407,001	10,622
	ConocoPhillips	114,710	7,656
			33,286

Morgan Growth Fund

			Market
			Value•
		Shares	($000)
Financials (4.0%)
	S&P Global Inc.	534,135	112,462
	MarketAxess Holdings Inc.	293,614	72,252
	Progressive Corp.	877,020	63,224
	First Republic Bank	463,455	46,559
*	Markel Corp.	40,442	40,290
	MSCI Inc. Class A	171,702	34,141
	American Express Co.	299,118	32,694
	Intercontinental Exchange Inc.	392,804	29,908
	Marsh & McLennan Cos. Inc.	281,710	26,453
	Interactive Brokers Group Inc.	397,360	20,615
	TD Ameritrade Holding Corp.	376,768	18,835
	E*TRADE Financial Corp.	403,612	18,740
	Capital One Financial Corp.	229,355	18,736
	Discover Financial Services	181,747	12,933
	OneMain Holdings Inc.	387,832	12,314
	Synchrony Financial	347,415	11,082
	Comerica Inc.	133,029	9,754
	LPL Financial Holdings Inc.	81,857	5,701
	Aon plc	32,437	5,537
	Voya Financial Inc.	75,481	3,771
	Erie Indemnity Co. Class A	11,294	2,016
			598,017
Health Care (12.1%)
*	Illumina Inc.	732,287	227,514
*	Intuitive Surgical Inc.	250,114	142,710
*	Edwards Lifesciences Corp.	619,198	118,471
*	Alexion Pharmaceuticals Inc.	867,324	117,245
	Merck & Co. Inc.	1,393,892	115,930
	AstraZeneca plc ADR	2,766,321	111,842
*	BioMarin Pharmaceutical Inc.	1,160,222	103,063
	UnitedHealth Group Inc.	390,912	96,657
*	Vertex Pharmaceuticals Inc.	512,954	94,358
*	ABIOMED Inc.	220,521	62,979
	Eli Lilly & Co.	315,145	40,893
	Johnson & Johnson	267,792	37,435
	AbbVie Inc.	461,017	37,153
	Thermo Fisher Scientific Inc.	118,666	32,481
*	Penumbra Inc.	203,326	29,891
*	DexCom Inc.	242,403	28,870
*	Novocure Ltd.	591,773	28,506
	Bristol-Myers Squibb Co.	586,703	27,992
*	Elanco Animal Health Inc.	867,833	27,831
*	Veeva Systems Inc. Class A	212,096	26,907
*	Glaukos Corp.	334,124	26,185
	HCA Healthcare Inc.	191,653	24,988
*	Ionis Pharmaceuticals Inc.	307,528	24,962
*	Alnylam Pharmaceuticals Inc.	237,199	22,166
	Baxter International Inc.	253,592	20,620
*	PRA Health Sciences Inc.	178,016	19,633
	McKesson Corp.	156,492	18,319
*	Denali Therapeutics Inc.	759,514	17,636
	Danaher Corp.	119,503	15,777
*	Biogen Inc.	61,245	14,477
	Humana Inc.	54,419	14,475
	Amgen Inc.	66,164	12,570
*	Agios Pharmaceuticals Inc.	182,405	12,301
*	IQVIA Holdings Inc.	84,839	12,204
*, ^	Moderna Inc.	506,693	10,311
	Cooper Cos. Inc.	31,811	9,421
*	Varian Medical Systems Inc.	66,132	9,372
	Encompass Health Corp.	30,214	1,765
			1,795,910
Industrials (8.4%)
	Boeing Co.	694,059	264,728
	Union Pacific Corp.	623,916	104,319
	Safran SA	719,787	98,655
	Airbus SE	459,785	60,938
	Lockheed Martin Corp.	199,984	60,027
	TransUnion	705,328	47,144
*	CoStar Group Inc.	95,004	44,312
	Honeywell International Inc.	262,199	41,669
*	IHS Markit Ltd.	716,404	38,958
	United Parcel Service Inc. Class B	303,067	33,865
	Equifax Inc.	282,917	33,526
	Watsco Inc.	195,296	27,968
	Northrop Grumman Corp.	100,531	27,103
	AMETEK Inc.	307,251	25,493
	Caterpillar Inc.	186,680	25,293
	Expeditors International of Washington Inc.	308,046	23,381
	Southwest Airlines Co.	432,751	22,464
	Fortive Corp.	263,357	22,093
	Lennox International Inc.	81,892	21,652
	Robert Half International Inc.	331,883	21,626
	WW Grainger Inc.	71,827	21,615
	Spirit AeroSystems Holdings Inc. Class A	223,218	20,431
	Armstrong World Industries Inc.	237,214	18,840

Morgan Growth Fund

			Market
			Value•
		Shares	($000)
	Allison Transmission Holdings Inc.	407,042	18,284
	Textron Inc.	354,581	17,963
	HEICO Corp. Class A	211,524	17,781
	Wabtec Corp.	215,278	15,870
*	Teledyne Technologies Inc.	57,197	13,556
*	NOW Inc.	934,411	13,044
*	Copart Inc.	167,653	10,158
	Canadian National Railway Co. (New York Shares)	78,967	7,066
	3M Co.	32,157	6,682
	CH Robinson Worldwide Inc.	71,871	6,252
*	Lyft Inc. Class A	34,083	2,668
			1,235,424
Information Technology (32.1%)
	Microsoft Corp.	6,165,132	727,116
	Apple Inc.	2,916,743	554,035
	Mastercard Inc. Class A	1,999,109	470,690
	Visa Inc. Class A	2,159,956	337,363
*	salesforce.com Inc.	1,974,360	312,679
*	Adobe Inc.	1,038,935	276,866
*	Workday Inc. Class A	1,246,637	240,414
*	PayPal Holdings Inc.	1,936,388	201,074
*	ServiceNow Inc.	632,237	155,840
	NVIDIA Corp.	822,293	147,651
*	Square Inc.	1,571,204	117,715
*,2	Adyen NV	123,360	96,758
*	FleetCor Technologies Inc.	266,281	65,662
	CDW Corp.	622,538	59,994
*	Advanced Micro Devices Inc.	2,189,488	55,876
*	Trade Desk Inc. Class A	255,767	50,629
	Accenture plc Class A	286,102	50,360
	Broadcom Inc.	161,846	48,669
	Texas Instruments Inc.	429,311	45,537
*	Shopify Inc. Class A	216,195	44,670
	SS&C Technologies Holdings Inc.	690,149	43,956
	Global Payments Inc.	315,324	43,048
	Intuit Inc.	152,727	39,924
*	Autodesk Inc.	255,495	39,811
	Microchip Technology Inc.	453,446	37,618
*	Tableau Software Inc. Class A	263,432	33,530
	Fidelity National Information Services Inc.	243,516	27,542
*	Cadence Design Systems Inc.	424,260	26,945
	KLA-Tencor Corp.	225,440	26,920
*	Atlassian Corp. plc Class A	229,397	25,782
*	2U Inc.	363,692	25,768
	VMware Inc. Class A	137,802	24,875
*	Fortinet Inc.	284,751	23,911
	Booz Allen Hamilton Holding Corp. Class A	410,954	23,893
*	GoDaddy Inc. Class A	287,899	21,647
*	New Relic Inc.	210,569	20,783
	Cypress Semiconductor Corp.	1,379,963	20,589
	Citrix Systems Inc.	201,880	20,119
*	Gartner Inc.	131,229	19,905
*	DocuSign Inc. Class A	374,374	19,408
	Broadridge Financial Solutions Inc.	169,087	17,533
	Sabre Corp.	754,603	16,141
*	Yext Inc.	658,035	14,385
*	ON Semiconductor Corp.	534,913	11,003
*	Zebra Technologies Corp.	46,358	9,713
*	Manhattan Associates Inc.	156,495	8,624
	NetApp Inc.	115,351	7,998
*	Ellie Mae Inc.	79,839	7,879
	International Business Machines Corp.	45,946	6,483
*	Dell Technologies Inc.	109,207	6,409
*	Euronet Worldwide Inc.	33,548	4,784
*	FireEye Inc.	204,738	3,438
	Ubiquiti Networks Inc.	20,347	3,046
	Teradyne Inc.	50,164	1,998
	Automatic Data Processing Inc.	11,676	1,865
			4,746,871
Materials (0.6%)
	Sherwin-Williams Co.	46,958	20,225
	Avery Dennison Corp.	150,436	16,999
	Steel Dynamics Inc.	326,818	11,527
	CF Industries Holdings Inc.	268,609	10,981
	Sealed Air Corp.	201,509	9,282
	Royal Gold Inc.	85,004	7,729
*	Axalta Coating Systems Ltd.	143,310	3,613
	RPM International Inc.	33,406	1,939
			82,295
Real Estate (1.2%)
	American Tower Corp.	306,802	60,458
	Simon Property Group Inc.	176,639	32,185
	Equinix Inc.	51,425	23,304
	Omega Healthcare Investors Inc.	501,251	19,123
*	Redfin Corp.	889,332	18,027

Morgan Growth Fund

			Market
			Value•
		Shares	($000)
	CubeSmart	310,257	9,941
	Life Storage Inc.	60,800	5,914
	UDR Inc.	92,915	4,224
	Lamar Advertising Co. Class A	22,890	1,814
			174,990
	Utilities (0.0%)
	NRG Energy Inc.	171,224	7,274
	Total Common Stocks (Cost $9,399,355)		13,680,711
	Temporary Cash Investments (6.4%)[1]
	Money Market Fund (6.1%)
3,4	Vanguard Market Liquidity Fund, 2.554%	9,143,308	914,514

		Face
		Amount
		($000)
	Repurchase Agreement (0.1%)
	Bank of America Securities, LLC 2.550%, 4/1/19 (Dated 3/29/19, Repurchase Value $8,102,000, collateralized by Government National Mortgage Assn. 3.730%, 11/20/68, with value of $8,262,000)	8,100	8,100

	U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill, 2.423%–2.439%, 4/11/19	8,500	8,494
5	United States Treasury Bill, 2.479%–2.480%, 5/9/19	3,500	3,491
5	United States Treasury Bill, 2.497%, 5/23/19	4,000	3,987
	United States Treasury Bill, 2.411%, 6/6/19	15,000	14,935
			30,907
	Total Temporary Cash Investments (Cost $953,453)		953,521
	Total Investments (98.9%) (Cost $10,352,808)		14,634,232
	Other Assets and Liabilities (1.1%)
	Other Assets[5]		751,154
	Liabilities[4]		(595,015)
			156,139
	Net Assets (100%)		14,790,371

			Amount
			($000)
	Statement of Assets and Liabilities
	Assets
	Investments in Securities, at Value
	Unaffiliated Issuers		13,719,718
	Affiliated Issuers		914,514
	Total Investments in Securities		14,634,232
	Investment in Vanguard		764
	Receivables for Investment Securities Sold		466,697
	Receivables for Accrued Income		4,016
	Receivables for Capital Shares Issued		252,876
	Variation Margin Receivable—Futures Contracts		5,161
	Other Assets[5]		21,640
	Total Assets		15,385,386
	Liabilities
	Payables for Investment Securities Purchased		122,768
	Collateral for Securities on Loan		4,141
	Payables to Investment Advisor		3,830
	Payables for Capital Shares Redeemed		449,208
	Payables to Vanguard		14,325
	Other Liabilities		743
	Total Liabilities		595,015
	Net Assets		14,790,371

	At March 31, 2019, net assets consisted of:
			Amount
			($000)
	Paid-in Capital		9,136,494
	Total Distributable Earnings (Loss)		5,653,877
	Net Assets		14,790,371

	Investor Shares—Net Assets
	Applicable to 138,602,631 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		4,227,570
	Net Asset Value Per Share—Investor Shares		$30.50

Morgan Growth Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 111,702,344 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,562,801
Net Asset Value Per Share—Admiral Shares	$94.56

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,013,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.3% and (0.4%), respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of this security represented 0.7% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $4,141,000 of collateral received for securities on loan.

5 Securities with a value of $15,972,000 and cash of $21,623,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	7,141		1,013,236	4,043

See accompanying Notes, which are an integral part of the Financial Statements.

Morgan Growth Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	65,321
Dividends—Affiliated Issuers	762
Interest—Unaffiliated Issuers	1,005
Interest—Affiliated Issuers	3,298
Securities Lending—Net	961
Total Income	71,347
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,518
Performance Adjustment	459
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,237
Management and Administrative—Admiral Shares	6,129
Marketing and Distribution—Investor Shares	222
Marketing and Distribution—Admiral Shares	240
Custodian Fees	48
Shareholders’ Reports —Investor Shares	52
Shareholders’ Reports —Admiral Shares	48
Trustees’ Fees and Expenses	9
Total Expenses	19,962
Expenses Paid Indirectly	(178)
Net Expenses	19,784
Net Investment Income	51,563
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,481,787
Investment Securities Sold—Affiliated Issuers	100,315
Futures Contracts	(37,610)
Foreign Currencies	(506)
Realized Net Gain (Loss)	1,543,986
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,837,835)
Investment Securities—Affiliated Issuers	(110,628)
Futures Contracts	3,688
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	(1,944,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	(349,226)

1 Dividends are net of foreign withholding taxes of $129,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Morgan Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,563	107,535
Realized Net Gain (Loss)	1,543,986	1,255,418
Change in Unrealized Appreciation (Depreciation)	(1,944,775)	1,841,840
Net Increase (Decrease) in Net Assets Resulting from Operations	(349,226)	3,204,793
Distributions
Net Investment Income
Investor Shares	(25,894)	(35,011)
Admiral Shares	(79,533)	(78,282)
Realized Capital Gain[1]
Investor Shares	(345,942)	(284,516)
Admiral Shares	(905,061)	(639,751)
Total Distributions	(1,356,430)	(1,037,560)
Capital Share Transactions
Investor Shares	153,161	(275,859)
Admiral Shares	(34,484)	1,494,639
Net Increase (Decrease) from Capital Share Transactions	118,677	1,218,780
Total Increase (Decrease)	(1,586,979)	3,386,013
Net Assets
Beginning of Period	16,377,350	12,991,337
End of Period	14,790,371	16,377,350

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $58,345,000 and $82,554,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Morgan Growth Fund

Financial Highlights

Investor Shares

Six Months
Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$34.35	$29.83	$25.74	$25.29	$27.07	$24.26
Investment Operations
Net Investment Income	0.093	1.209	1.277	1,2	.207	.219	.187
Net Realized and Unrealized Gain (Loss) on Investments	(1.119)	6.718	5.196	2.385	1.017	3.785
Total from Investment Operations	(1.026)	6.927	5.473	2.592	1.236	3.972
Distributions
Dividends from Net Investment Income	(.197)	(.264)	(.208)	(.175)	(.191)	(.172)
Distributions from Realized Capital Gains	(2.627)	(2.143)	(1.175)	(1.967)	(2.825)	(.990)
Total Distributions	(2.824)	(2.407)	(1.383)	(2.142)	(3.016)	(1.162)
Net Asset Value, End of Period	$30.50	$34.35	$29.83	$25.74	$25.29	$27.07

Total Return[3]	-1.69%	24.54%	22.39%	10.48%	4.76%	16.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,228	$4,537	$4,177	$4,063	$4,077	$4,580
Ratio of Total Expenses to Average Net Assets[4]	0.34%	0.37%	0.38%	0.38%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.66%	1.02%[2]	0.81%	0.80%	0.72%
Portfolio Turnover Rate	75%	47%	48%	51%	41%	52%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.

2

Net investment income per share and the ratio of net investment income to average net assets include $.043 and 0.16%, respectively, from income received as a result of the General Electric Co. and Baker Hughes Inc. merger in July 2017.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of 0.01, 0.00%, 0.00%, 0.01%, (0.01%), and (0.04%).

See accompanying Notes, which are an integral part of the Financial Statements.

Morgan Growth Fund

Financial Highlights

Admiral Shares

Six Months
Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$106.58	$92.45	$79.80	$78.42	$83.97	$75.26
Investment Operations
Net Investment Income	0.335	1.746	1.943	1,2	.726	.804	.719
Net Realized and Unrealized Gain (Loss) on Investments	(3.488)	20.840	16.076	7.402	3.123	11.722
Total from Investment Operations	(3.153)	21.586	17.019	8.128	3.927	12.441
Distributions
Dividends from Net Investment Income	(.716)	(.813)	(.730)	(.656)	(.727)	(.664)
Distributions from Realized Capital Gains	(8.151)	(6.643)	(3.639)	(6.092)	(8.750)	(3.067)
Total Distributions	(8.867)	(7.456)	(4.369)	(6.748)	(9.477)	(3.731)
Net Asset Value, End of Period	$94.56	$106.58	$92.45	$79.80	$78.42	$83.97

Total Return[3]	-1.64%	24.68%	22.48%	10.60%	4.88%	17.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,563	$11,840	$8,814	$7,122	$6,806	$6,250
Ratio of Total Expenses to Average Net Assets[4]	0.24%	0.27%	0.28%	0.28%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.76%	1.12%[2]	0.91%	0.93%	0.86%
Portfolio Turnover Rate	75%	47%	48%	51%	41%	52%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.

2

Net investment income per share and the ratio of net investment income to average net assets include $.134 and 0.16%, respectively, from income received as a result of the General Electric Co. and Baker Hughes Inc. merger in July 2017.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, 0.00%, 0.01%, (0.01%), and (0.04%).

See accompanying Notes, which are an integral part of the Financial Statements.

Morgan Growth Fund

Notes to Financial Statements

Vanguard Morgan Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Morgan Growth Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that

Morgan Growth Fund

borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      The investment advisory firms Wellington Management Company LLP and Jennison Associates LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the Russell 3000 Growth Index for the preceding three years. The basic fee of Jennison Associates LLC is subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. Until November 2018, a portion of the fund was managed by

Morgan Growth Fund

Frontier Capital Management Co., LLC. The basic fee paid to Frontier Capital Management Co., LLC, was subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $621,000 for the six months ended March 31, 2019.

For the six months ended March 31, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net increase of $459,000 (0.01%) based on performance.

C.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $764,000, representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.      The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2019, these arrangements reduced the fund’s management and administrative expenses by $132,000 and custodian fees by $46,000. The total expense reduction represented an effective annual rate of 0.00% of the fund’s average net assets.

E.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Morgan Growth Fund

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	13,099,530	581,181	—
Temporary Cash Investments	914,514	39,007	—
Futures Contracts—Assets[1]	5,161	—	—
Total	14,019,205	620,188	—

1 Represents variation margin on the last day of the reporting period.

F.       As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	10,352,808
Gross Unrealized Appreciation	4,474,703
Gross Unrealized Depreciation	(189,236)
Net Unrealized Appreciation (Depreciation)	4,285,467

G.     During the six months ended March 31, 2019, the fund purchased $9,087,825,000 of investment securities and sold $11,133,434,000 of investment securities, other than temporary cash investments.

H.      Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	313,397	10,559	858,804	27,445
Issued in Lieu of Cash Distributions	360,833	13,704	311,810	10,563
Redeemed	(521,069)	(17,738)	(1,446,473)	(45,967)
Net Increase (Decrease)—Investor Shares	153,161	6,525	(275,859)	(7,959)
Admiral Shares
Issued	573,928	6,178	2,477,220	25,379
Issued in Lieu of Cash Distributions	911,849	11,172	664,366	7,259
Redeemed	(1,520,261)	(16,738)	(1,646,947)	(16,888)
Net Increase (Decrease)—Admiral Shares	(34,484)	612	1,494,639	15,750

Morgan Growth Fund

I.   Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Growth ETF	156,998	—	146,595	100,279	(110,682)	762	—	—
Vanguard Market Liquidity Fund	397,663	NA1	NA1	36	54	3,298	—	914,514
Total	554,661	—	146,595	100,315	(110,628)	4,060	—	914,514

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J.  On April 5, 2019, Vanguard U.S. Growth Fund acquired the net assets of the fund pursuant to a plan of reorganization approved by the funds’ board of trustees in November 2018. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 275 million shares of the fund for 208 million shares of Vanguard U.S. Growth Fund. Each class of shares was exchanged for the like share class of Vanguard U.S. Growth Fund. The fund’s net assets of $14.7 billion, including $4.5 billion of unrealized appreciation, were combined with Vanguard U.S. Growth Fund’s net assets of $11.4 billion, resulting in combined net assets of $26.1 billion.

Prior to the merger, on April 2, 2019, the fund declared a per share distribution of $0.0322 of income and $3.2736 of long-term capital gains from the Investor share class and $0.1258 of income and $10.1491 of long-term capital gains from the Admiral share class. Of the fund’s distribution declared, 10.1535% of each distribution type is a non-taxable return to capital.

Management has determined that no other events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Morgan Growth Fund has renewed the fund’s investment advisory arrangements with Jennison Associates LLC (Jennison), Wellington Management Company LLP (Wellington Management), and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders. Please note that in December, the fund’s trustees modified its investment advisory arrangement. Frontier Capital Management Company, LLC, no longer serves as one of the fund’s advisors.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Jennison. Founded in 1969, Jennison is an indirect, wholly owned subsidiary of Prudential Financial, Inc. The firm currently oversees a wide range of equity and fixed income strategies. The investment team at Jennison uses internal fundamental research and a highly interactive bottom-up stock selection process to identify companies that exhibit above-average growth in units, revenues, earnings, and cash flows. When analyzing a company for purchase or sale, the analysis focuses on the duration of the growth opportunity and seeks to capture inflection points in the company’s growth. Jennison has managed a portion of the fund since 2007.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The investment team at Wellington Management seeks to create a portfolio with balanced exposure to growth, quality, and valuation in an attempt to deliver consistent results over time. Bottom-up fundamental research focuses on large- and mid-capitalization companies with a proven record of sales and earnings growth, profitability, and cash-flow generation. This research seeks to incorporate multiple projections of future revenue and cash flow growth to avoid overreliance on any single data point. Wellington Management has advised the fund since 1968.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1993.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of Jennison and Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Jennison and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

This page intentionally left blank.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >  vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q262 052019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2019

VANGUARD MORGAN GROWTH FUND

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.